Financial instruments and risk management (Tables)	6 Months Ended
Feb. 28, 2023
Financial Instruments And Risk Management
Schedule of trade accounts receivable and allowance for doubtful accounts

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of February 28, 2023:

	Current	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	4,159,455	916,511	168,350	83,190	2,117,615	7,445,121
Allowance for doubtful accounts	-	-	-	-	1,181,740	1,181,740
% Allowance	0%	0%	0%	0%	56%	16%

Schedule of funding available from operations and other sources

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	2-5 years
	$	$

Accounts payable	11,032,774	-
Accrued liabilities	2,928,630	-
Players liability account	47,455	-
Promissory notes payable	821,815	-
Convertible debt	5,150,429	2,328,057

Schedule of fair value measurement

Carrying value at February 28, 2023	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	2,988,289
Restricted cash	-	47,455
Accounts and other receivables	-	6,267,810
Government remittances	-	995,341
Publisher advance	117,323	-
Promissory notes receivable	-	-
Investment at FVTPL	2,629,851	-
	2,747,174	10,298,895

GameSquare Holdings, Inc.

(formerly Engine Gaming & Media, Inc.)

Notes to the Interim Condensed Consolidated Financial Statements

For the three and six months ended February 28, 2023, and 2022

(Unaudited)

(Expressed in United States Dollars)

Carrying value at February 28, 2023	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	11,032,774
Accrued liabilities	-	-	2,928,630
Players liability account	-	-	47,455
Promissory notes payable	-	-	821,815
Warrant liability	242,322	-	-
Convertible debt	-	7,478,486	-
	242,322	7,478,486	14,830,674

Carrying value at August 31, 2022	FVTPL - mandatorily measured	Amortized cost
	$	$

Financial assets:
Cash	-	8,601,706
Restricted cash	-	47,455
Accounts and other receivables	-	8,404,009
Government remittances	-	874,334
Publisher advance	1,490,648	-
Promissory notes receivable	576,528	-
Investment at FVTPL	2,629,851	-
	4,697,027	17,927,504

Carrying value at August 31, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	12,772,375
Accrued liabilities	-	-	3,756,758
Players liability account	-	-	47,455
Promissory notes payable	-	-	771,762
Warrant liability	49,894	-	-
Convertible debt	-	7,250,603	-
	49,894	7,250,603	17,348,350

Schedule of hierarchy levels of fair value

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of February 28, 2023
	$	$	$	$

Warrant liability	-	242,322	-	242,322
Convertible debt	-	-	7,478,486	7,478,486
Publisher advance	-	-	117,323	117,323
Promissory notes receivable	-	-	-	-
Investment at FVTPL	-	-	2,629,851	2,629,851

	Level 1	Level 2	Level 3	Fair value as of August 31, 2022
	$	$	$	$

Warrant liability	-	49,894	-	49,894
Convertible debt	-	-	7,250,603	7,250,603
Publisher advance	-	-	1,490,648	1,490,648
Promissory notes receivable	-	-	576,528	576,528
Investment at FVTPL	-	-	2,629,851	2,629,851